OTHER LONG TERM ASSET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG TERM ASSET
Schedule of other long term asset

	December 31,
	2011	2012
Long term deposit	240	152
Long term prepayment for property and equipment	310	96
Housing loan to employees (Note 17)	—	3,148
Long term prepayment for license fee *	7,500	—
	8,050	3,396

Note * - Included in long term prepayment for license fee as of December 31, 2011 was $7.5 million prepayment for an intellectual property license and development agreement the Company signed with Trident on December 29, 2011. Please refer to Note 6.